Accounts receivables	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Accounts receivables
12. Accounts receivables

	As of
	December 31, 2023	December 31, 2022
	(Euros in thousands)
Receivables from collaboration agreements	4,093	1,111

Total	4,093	1,111

As of
 December 31, 2023 and 2022, no expected credit losses were recognized.